Transactions with Related Parties, Due from Related Parties (Details) - USD ($) $ in Thousands	Apr. 07, 2025	Mar. 27, 2024	Dec. 31, 2025	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Due from related parties			$ 386	$ 0
Certain Employees of Service Providers [Member]
Transactions with Related Parties [Abstract]
Shares granted (in shares)	75,000	65,000
Related Party [Member]
Transactions with Related Parties [Abstract]
Due from related parties			386	0
Related Party [Member] | Seanergy Management [Member]
Transactions with Related Parties [Abstract]
Due from related parties			$ 386	$ 0